Document and Entity Information	6 Months Ended
Jun. 30, 2020
Entity Registrant Name	Trine Acquisition Corp.
Entity Central Index Key	0001754820
Amendment Flag	false
Document Type	S-4/A
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	false